Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Schedule of cash and cash equivalents

The following table reconciles TransGlobe's cash and cash equivalents:

($000s)	December 31, 2019	December 31, 2018
Cash	12,251	33,893
Cash equivalents	21,000	17,812
Cash and cash equivalents	33,251	51,705